President's Message

December 15, 1995


Dear Shareholder,

I'm pleased to present the Semi-Annual Report for your Blanchard Precious Metals Fund, Inc. for the six-month period ended October 31, 1995.

This report provides you with complete financial information on your Fund, including a list of investments included in the portfolio and the financial statements.

If you would like the most recent performance update, or have other questions, please call Investors' Services at 1-800-829-3863.

Thank you for your confidence in the Blanchard Group of Funds as a way to put your money to work for you.

We remain committed to delivering the highest level of personal service.

     Sincerely,



     Edward C. Gonzales
     President



BLANCHARD PRECIOUS METALS FUND, INC.
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                                     IN U.S.
   SHARES                                                                                            DOLLARS
------------  ----------------------------------------------------------------------------------  -------------
EQUITIES--97.5%
------------------------------------------------------------------------------------------------
METALS & MINING--97.5%
------------------------------------------------------------------------------------------------
              AUSTRALIA--6.0%
              ----------------------------------------------------------------------------------
     600,000  Croesus Mining NL                                                                   $     164,534
              ----------------------------------------------------------------------------------
     150,000  (a)Great Central Mines NL                                                                 306,216
              ----------------------------------------------------------------------------------
     600,000  Newcrest Mining, Ltd.                                                                   2,468,007
              ----------------------------------------------------------------------------------
     575,000  St. Barbara Mines, Ltd.                                                                   350,396
              ----------------------------------------------------------------------------------
   3,194,000  (a)Valdora Minerals NL                                                                    583,912
              ----------------------------------------------------------------------------------  -------------
              Total Australia                                                                         3,873,065
              ----------------------------------------------------------------------------------  -------------
              CANADA--46.9%
              ----------------------------------------------------------------------------------
      25,000  (a)BGR Precious Metals, Inc., Class A                                                     256,568
              ----------------------------------------------------------------------------------
     125,000  Barrick Gold Corp.                                                                      2,880,560
              ----------------------------------------------------------------------------------
     400,000  Cambior, Inc.                                                                           3,993,133
              ----------------------------------------------------------------------------------
     525,000  (a)Dayton Mining Corp.                                                                  1,822,100
              ----------------------------------------------------------------------------------
     728,000  (a)Eldorado Corp., Ltd.                                                                 1,983,281
              ----------------------------------------------------------------------------------
      58,200  (b)Franco-Nevada Mining Corp., Ltd.                                                     3,198,220
              ----------------------------------------------------------------------------------
     801,700  (a)Great Lakes Minerals, Inc.                                                             209,431
              ----------------------------------------------------------------------------------
     290,000  Placer Dome, Inc.                                                                       6,381,701
              ----------------------------------------------------------------------------------
     120,000  (a)Prime Resources Group, Inc.                                                            873,265
              ----------------------------------------------------------------------------------
   1,000,000  (a)TVX Gold, Inc.                                                                       6,624,123
              ----------------------------------------------------------------------------------
     439,000  (a)Triton Mining Corp.                                                                  1,720,219
              ----------------------------------------------------------------------------------  -------------
              Total Canada                                                                           29,942,601
              ----------------------------------------------------------------------------------  -------------
              SOUTH AFRICA--12.3%
              ----------------------------------------------------------------------------------
     175,000  (a)(b)Ashanti Goldfields Co. , ADR                                                      2,865,625
              ----------------------------------------------------------------------------------
     200,000  East Rand Gold & Uranium Co., Ltd., ADR                                                   570,000
              ----------------------------------------------------------------------------------
     180,000  Free State Consolidated Gold Mines, Ltd., ADR                                           1,698,750
              ----------------------------------------------------------------------------------



BLANCHARD PRECIOUS METALS FUND, INC.
--------------------------------------------------------------------------------

 SHARES OR                                                                                            VALUE
 PRINCIPAL                                                                                           IN U.S.
   AMOUNT                                                                                            DOLLARS
------------  ----------------------------------------------------------------------------------  -------------
METALS & MINING--CONTINUED
------------------------------------------------------------------------------------------------
              SOUTH AFRICA--CONTINUED
              ----------------------------------------------------------------------------------
$    477,000  Vaal Reefs Explorations & Mining Co., Ltd., ADR                                     $   2,712,938
              ----------------------------------------------------------------------------------  -------------
              Total South Africa                                                                      7,847,313
              ----------------------------------------------------------------------------------  -------------
              UNITED STATES--32.3%
              ----------------------------------------------------------------------------------
     455,000  (a)Atlas Corp.                                                                            625,625
              ----------------------------------------------------------------------------------
     885,000  (a)Canyon Resources Corp.                                                               1,714,687
              ----------------------------------------------------------------------------------
   1,468,200  (a)Greenstone Resources, Ltd.                                                           3,578,738
              ----------------------------------------------------------------------------------
     200,800  Homestake Mining Co.                                                                    3,087,300
              ----------------------------------------------------------------------------------
     200,000  Kinross Gold Corp.                                                                      1,450,000
              ----------------------------------------------------------------------------------
     146,000  Newmont Mining Corp.                                                                    5,511,500
              ----------------------------------------------------------------------------------
     473,000  Santa Fe Pacific Gold                                                                   4,670,875
              ----------------------------------------------------------------------------------  -------------
              Total United States                                                                    20,638,725
              ----------------------------------------------------------------------------------  -------------
              TOTAL EQUITIES (IDENTIFIED COST $74,083,940)                                           62,301,704
              ----------------------------------------------------------------------------------  -------------
WARRANTS--0.3%
------------------------------------------------------------------------------------------------
     227,500  Atlas Corp., Warrants (expire 12/15/1999)                                                  19,338
              ----------------------------------------------------------------------------------
     100,000  Bema Gold Corp., Warrants                                                                 190,327
              ----------------------------------------------------------------------------------  -------------
              TOTAL WARRANTS (IDENTIFIED COST $310,949)                                                 209,665
              ----------------------------------------------------------------------------------  -------------
(C) REPURCHASE AGREEMENT--2.1%
------------------------------------------------------------------------------------------------
$  1,347,343  Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.82%, dated 10/31/1995, due
              11/1/1995 (at amortized cost)                                                           1,347,343
              ----------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $75,742,232)(D)                                  $  63,858,712
              ----------------------------------------------------------------------------------  -------------


 (a) Non-income producing security.

 (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, these securities amounted to $6,063,845 which represents 9.5% of net assets.

 (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

 (d) The cost of investments for federal tax purposes amounts to $75,742,232. The net unrealized depreciation of investments on a federal tax basis amounts to $11,883,520 which is comprised of $15,483,241 appreciation and $3,599,721 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets ($63,882,780) at
      October 31, 1995.

The following acronym(s) are used throughout this portfolio:

ADR--American Depository Receipt

(See Notes which are an integral part of the Financial Statements)

BLANCHARD PRECIOUS METALS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $75,742,232)                     $   63,858,712
--------------------------------------------------------------------------------------------------
Cash                                                                                                     1,403,229
--------------------------------------------------------------------------------------------------
Income receivable                                                                                            4,799
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            231,620
--------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 250,180
--------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                       65,748,540
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                                     $  1,392,793
------------------------------------------------------------------------------------
Payable for shares redeemed                                                                249,754
------------------------------------------------------------------------------------
Accrued expenses                                                                           223,213
------------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                   1,865,760
--------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 9,601,883 shares outstanding                                                         $   63,882,780
--------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $   76,382,488
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and translation of assets and liabilities in foreign
currency                                                                                               (11,883,520)
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                              45,881
--------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                          (662,069)
--------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                               $   63,882,780
--------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------------------------
$63,882,780 / 9,601,883 shares outstanding                                                          $         6.65
--------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD PRECIOUS METALS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $37,371)                                                 $     303,779
---------------------------------------------------------------------------------------------------
Interest                                                                                                   173,476
---------------------------------------------------------------------------------------------------  -------------
     Total income                                                                                          477,255
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $  384,311
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    24,340
---------------------------------------------------------------------------------------
Custodian fees                                                                               13,697
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    102,775
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    14,944
---------------------------------------------------------------------------------------
Auditing fees                                                                                13,489
---------------------------------------------------------------------------------------
Legal fees                                                                                   23,494
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    34,951
---------------------------------------------------------------------------------------
Distribution services fee                                                                   287,933
---------------------------------------------------------------------------------------
Share registration costs                                                                     41,741
---------------------------------------------------------------------------------------
Printing and postage                                                                         29,488
---------------------------------------------------------------------------------------
Insurance premiums                                                                            1,006
---------------------------------------------------------------------------------------
Miscellaneous                                                                                   707
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                                        972,876
---------------------------------------------------------------------------------------------------  -------------
          Net operating loss                                                                              (495,621)
---------------------------------------------------------------------------------------------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                       2,448,550
---------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments and translation of assets and liabilities in
foreign currency                                                                                        (6,430,784)
---------------------------------------------------------------------------------------------------  -------------
     Net realized and unrealized loss on investments and foreign currency                               (3,982,234)
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  (4,477,855)
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD PRECIOUS METALS FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                          (UNAUDITED) OCTOBER       YEAR ENDED
                                                                                31, 1995          APRIL 30, 1995
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net operating loss                                                           $     (495,621)      $   (1,121,095)
-----------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions ($2,448,550 and $1,633,234 net gains, respectively, as
computed for federal tax purposes)                                                2,448,550              254,076
-----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments and
translation of assets and liabilities in foreign currency                        (6,430,784)          (3,793,965)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from operations                              (4,477,855)          (4,660,984)
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net realized gains on investments and foreign
currency transactions                                                                    --             (254,076)
-----------------------------------------------------------------------
Distributions in excess of net realized gains on investments and
foreign currency transactions                                                            --           (9,876,340)
-----------------------------------------------------------------------
Tax return of capital                                                                    --             (894,701)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from distributions to shareholders                   --          (11,025,117)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                     23,665,923           81,070,800
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                   --           10,092,477
-----------------------------------------------------------------------
Cost of shares redeemed                                                         (30,587,149)         (68,288,186)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                      (6,921,226)          22,875,091
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                  (11,399,081)           7,188,990
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                              75,281,861           68,092,871
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                                    63,882,780       $   75,281,861
-----------------------------------------------------------------------  ----------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


BLANCHARD PRECIOUS METALS FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                SIX MONTHS
                                   ENDED
                                (UNAUDITED)
                                OCTOBER 31,                               YEAR ENDED APRIL 30,
                                   1995         1995       1994       1993       1992       1991       1990       1989(A)
NET ASSET VALUE, BEGINNING OF
PERIOD                           $    7.12    $    8.73  $    6.83  $    5.04  $    5.29  $    6.30  $    7.19   $    8.00
-----------------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------------
  Net investment income
  (loss)                             (0.07)       (0.02)     (0.11)(b)  (0.08)(b) (0.09)(b)   (0.08)(b)  (0.03)(b)    0.02
-----------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions                       (0.40)       (0.41)      2.01       1.87      (0.16)(b)  (0.93)(b)  (0.59)(b)    (0.83)
-----------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  -----------
Total from investment
operations                           (0.47)       (0.43)      1.90       1.79      (0.25)     (1.01)     (0.62)       (0.81)
-----------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-----------------------------
  Distributions from net
  realized gain on
  investments and foreign
  currency transactions                 --        (0.03)        --         --         --         --      (0.03)         --
-----------------------------
  Distributions in excess of
  net realized gain on
  investments and foreign
  currency transactions                 --        (1.06)        --         --         --         --      (.105)         --
-----------------------------
  Tax return of capital                 --        (0.09)        --         --         --         --     (0.135)         --
-----------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  -----------
Total distributions                     --        (1.18)        --         --         --         --      (0.27)         --
-----------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF
PERIOD                           $    6.65    $    7.12  $    8.73  $    6.83  $    5.04  $    5.29  $    6.30   $    7.19
-----------------------------       ------    ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (C)                     (6.60%)      (4.39%)     27.8%      35.5%      (4.7%     (16.0%)    (10.9%)     (10.2%)
-----------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------
  Expenses                            2.53%*       2.49%      2.46%      3.24%      3.09%      3.05%      2.95%       3.99%*(d)(e)
-----------------------------
  Net investment income
  (loss)                            (1.29%)*     (1.48%)     (1.21%)     (1.46%)     (1.57%)   (1.28%     (0.40%)      0.77%*(d)(f)
-----------------------------
SUPPLEMENTAL DATA
-----------------------------
  Net Assets (000 omitted)         $63,883      $75,282     $32,636     $20,900     $24,924     $31,539     $25,837
-----------------------------
  Portfolio turnover                    75%       116%       174%        66%        62%        57%        56%         21 %
-----------------------------


   * Computed on an annualized basis.
 (a) Reflects operations for the period from June 22, 1988 (commencement of the Fund's operations) April 30, 1989.
 (b) Calculated based on average shares outstanding-prior years' amounts restated for comparative purposes.
 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (d) Net of expense reimbursement.
 (e) During the first year (1989), the net expense ratio to average net assets would have been 4.03%, if a portion of the 12b-1 distribution and management fees had not been waived by the prior distributor and prior manager, respectively.
 (f) The investment income net ratio to average net assets would have been 0.72%, if a portion of the 12b-1 distribution and management fees had not been waived by the prior distributor and prior manager, respectively.

(See Notes which are an integral part of the Financial Statements)

BLANCHARD PRECIOUS METALS FUND, INC.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fund is registered under the the Investment Company of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at the prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     Additionally, net capital losses of approximately $2,367,627 attributable to security transactions and foreign currency losses incurred after October 31, 1994 and treated as arising on the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     CONCENTRATION OF CREDIT RISK--The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

     FOREIGN CURRENCY COMMITMENTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

     At October 31, 1995, the Fund had no outstanding foreign currency commitments.

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at October 31, 1995 is as follows:

SECURITY                                       ACQUISITION DATE         ACQUISITION COST
Franco-Nevada Mining Corp., Ltd.                11/13/1991-9/27/1995      $  2,998,118
Ashanti Goldfields Co., ADR                      4/19/1994-9/13/1995         3,653,708



     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1995, there is an unlimited number of par value shares ($0.001 per share) authorized: Transactions in shares were as follows:

                                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                             OCTOBER 31, 1995     APRIL 30, 1995
Shares sold                                                                       3,164,355            9,822,619
-------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                        0            1,474,694
-------------------------------------------------------------------------
Shares redeemed                                                                  (4,132,760)          (8,527,815)
-------------------------------------------------------------------------  --------------------  ----------------
     Net change resulting from share transactions                                  (968,405)           2,769,498
-------------------------------------------------------------------------  --------------------  ----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Virtus Capital Management,Inc., the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 1% of the first $150 million of the Fund's average daily net assets, .875% of the Fund's average daily net assets in excess of $150 million but not exceeding $300 million and .75% of the Fund's average daily net assets in excess of $300 million.

Virtus Capital Management became the Fund's investment adviser on July 12, 1995. Prior to July 12, 1995, Sheffield Management Company served as the Fund's investment adviser and received for its services an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets. For the period ended October 31, 1995, the adviser(s) earned fees as follows:

             ADVISER NAME                   AMOUNT OF FEE EARNED
Sheffield Management Company                     $   165,642
Virtus Capital Management                            218,669


The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Cavelti Capital Management, Ltd., Cavelti Capital Management, Ltd. receives an annual fee from the Adviser equal to .30% of the average daily net assets of the Fund on the first $150 million, plus .2625% of the Fund's average net assets in excess of $150 million but less than $300 million, plus .225 % of the Fund's average net assets in excess of $300 million. In addition, Cavelti Capital Management, Ltd. may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Corporation for the period.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .75 of 1% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

FSC became the Fund's principal distributor on July 12, 1995. Prior to July 12, 1995, Sheffield Investments, Inc. served as the Fund's principal distributor and received for its services an annual distribution fee equal to .75 of 1% of the Fund's average daily net assets.

For the period ended October 31, 1995, the distributor earned fees as follows:

                                                                                      AMOUNT OF         AMOUNT OF
DISTRIBUTOR NAME                                                                     FEE EARNED        FEE WAIVED
Sheffield Investments, Inc.                                                          $   114,517        $       0
----------------------------------------------------------------------------------
Federated Securities Corp.                                                           $   173,416                0
----------------------------------------------------------------------------------


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES AND PORTFOLIO ACCOUNTING FEES-- Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out of pocket expenses.

CUSTODIAN FEES--Signet Trust Co. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out of pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1995, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  49,447,835
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  49,659,615
---------------------------------------------------------------------------------------------------  -------------




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Blanchard
Precious Metals
Fund, Inc.

Semi-Annual
Report
October 31, 1995

Managed by: Virtus Capital Management

Portfolio Advisers
Cavelti Capital
Management, Ltd.

Blanchard
Precious Metals
Fund, Inc.(R)

The Blanchard Group of Funds are available through Signet Financial Services, Inc., and are advised by Virtus Capital Management, Inc., an affiliate of Signet Financial Services, Inc.
Products offered through Signet Financial Services, Inc., are not deposits, obligations of, or guaranteed by Signet Financial Services, Inc., any bank or other financial institution, and are not insured by the FDIC or any Federal Agency. In addition, they involve risk, including possible loss of principal invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

CUSIP 093254100